Comprehensive Text Block List (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Text Block [Abstract]
Gross Profit	$ 6,289	$ 6,269	$ 5,524
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	2,159	1,459	1,652
Income from Discontinued Operations, Net of Income Taxes	386	305	282
Net Income	$ 2,545	$ 1,764	$ 1,934
Income (Loss) from Continuing Operations, Per Basic Share	$ 6.43	$ 4.32	$ 4.90
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	1.15	0.90	0.83
Basic Earnings per Share	7.58	5.22	5.73
Income (Loss) from Continuing Operations, Per Diluted Share	6.41	4.31	4.89
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	1.14	0.90	0.83
Diluted Earnings per Share	$ 7.55	$ 5.21	$ 5.72